NOVEMBER 30, 2000

SEMIANNUAL REPORT

INVESCO MONEY MARKET
FUNDS, INC.

CASH RESERVES FUND

TAX-FREE MONEY FUND

U.S. GOVERNMENT MONEY FUND

"WE BELIEVE THESE FUNDS PROVIDE INVESTORS WITH A LOW-RISK AND INCREASINGLY CONVENIENT CASH MANAGEMENT TOOL THAT OFFERS BOTH FLEXIBILITY AND PROTECTION AGAINST MARKET VOLATILITY." SEE PAGE 1

[INVESCO ICON]  INVESCO FUNDS(R)

A MEMBER OF THE AMVESCAP GROUP

[PHOTOGRAPH OF MARK H. WILLIAMSON OMITTED]

FELLOW SHAREHOLDER:

A HAVEN AND SMART CASH MANAGEMENT TOOL IN ONE

The recent period of financial market volatility has provided challenges for every investor. Yet it is this kind of environment that underscores the value of investing some portion of your portfolio in money market funds, which provide both a short-term savings vehicle and a haven against market volatility.

I'd like to reiterate our approach to money market management by providing some insight into our different money market investment alternatives.

o CASH RESERVES FUND provides competitive current yields from a diversified portfolio of short-term obligations, as well as convenient access to your money through free checkwriting. (Checks subject to a minimum amount of $500 or more.)

o TAX-FREE MONEY FUND helps you shelter earnings from federal taxes by investing in the debt obligations of states and municipalities. (Income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

o U.S. GOVERNMENT MONEY FUND is designed for investors who are primarily concerned with safeguarding their principal, by investing in securities backed by the federal government and its agencies. This fund offers the highest credit quality of all INVESCO money market alternatives.

o TREASURER'S MONEY MARKET RESERVE FUND AND TREASURER'S TAX-EXEMPT RESERVE FUND provide a potentially low-cost, higher-yield money market option for institutions and individuals with more than $100,000 to invest. The expense ratios of the two Treasurer's Funds are fixed at 0.25%, which is extremely competitive. (Treasurer's Tax-Exempt Reserve Fund income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

Remember, money market funds are not insured nor guaranteed by the federal government, Federal Deposit Insurance Corporation or any other government agency. And while the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Nonetheless, we believe these funds provide investors with a low-risk and increasingly convenient cash management tool that offers both flexibility and protection against market volatility.

Sincerely,



/s/ Mark H. Williamson
----------------------
Mark H. Williamson
Chairman and CEO, INVESCO Funds Group, Inc.

"OUR FUNDS CONTINUE TO EMPHASIZE HIGH-QUALITY, STRAIGHTFORWARD TREASURY AND GOVERNMENT AGENCY PAPER. WE BELIEVE THIS STRATEGY WILL HELP ENSURE OUR INVESTORS OF SAFETY, LIQUIDITY, AND COMPETITIVE RATES." -- SEE PAGE 5


TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN.....................1

MARKET HEADLINES.............................3

AN INTERVIEW WITH DICK HINDERLIE.............4

INVESTMENT HOLDINGS..........................6

FINANCIAL STATEMENTS........................14

NOTES TO FINANCIAL STATEMENTS...............21

FINANCIAL HIGHLIGHTS........................24

For the latest yield information, call us at 1-800-525-8085 or visit our Web site at invescofunds.com.

MARKET HEADLINES

"THE GOOD NEWS IS THAT THE RESULTING SELL-OFF IN TECHNOLOGY AND OTHER NEW ECONOMY STOCKS BENEFITED FIXED-INCOME SECURITIES, PARTICULARLY TREASURIES AND HIGH-QUALITY CORPORATE ISSUES."

MARKET OVERVIEW:

JUNE 2000 THROUGH NOVEMBER 2000

The past six months have seen heightened financial market concerns as investors have struggled to value stocks and bonds against a backdrop of slowing economic growth, higher energy prices, earnings fears and election wrangling. While investors initially welcomed signs of moderating growth and a resulting end to Federal Reserve (the Fed) credit tightening, the subsequent summer equity market rally proved short-lived as a spate of earnings disappointments quickly focused investor attention on concerns that a weaker economy might dampen corporate profitability.

Under this cloud of uncertainty, investors adopted a "glass half empty" view. While third-quarter earnings reports were generally positive, investors focused heavily on the negative surprises, particularly those reported by high-profile technology companies. By the end of the third quarter, it was clear that euphoric expectations for rapid acceleration in technology spending might need to be adjusted downward, which triggered a sharp correction in shares of semiconductor, personal computer and networking companies.

The good news is that the resulting sell-off in technology and other New Economy stocks benefited fixed-income securities, particularly Treasuries and high-quality corporate issues. The Treasury market has also been aided by reduced interest rate fears and the federal government's ongoing buyback of longer maturity Treasury bonds. Other corporate bonds, on the other hand, have struggled, due in part to heightened credit concerns and resulting loss of liquidity. This credit crunch has been particularly severe in the high-yield market, where it has contributed to a widening of yield spreads over Treasuries.

While market conditions might remain volatile in the near-term, we believe the environment remains generally favorable. Economic growth appears to be moderating to the desired "soft landing," while overall inflationary pressures remain relatively benign. Consequently, the Fed is expected to abandon its tightening bias, setting the stage for potential interest rate cuts in 2001. While the outlook for the budget surplus is less certain as the presidential baton is passed, the balance of power in Congress suggests that either party may face difficulties in passing legislation -- either spending increases or tax cuts -- that might place it in jeopardy.

Above all, we remain confident that investors will continue to favor government bonds and money markets as a stable investment choice -- particularly if a slowing economy aggravates uncertainty over corporate earnings and equity market performance.

QUESTIONS & ANSWERS

AN INTERVIEW WITH FUND MANAGER DICK HINDERLIE

CAN YOU PROVIDE SOME PERSPECTIVE ON THE RECENT ECONOMIC AND INTEREST RATE ENVIRONMENT?

DICK HINDERLIE: In the first half of 2000, policymakers and investors alike were worried that the economy might be overheating, fueling inflation pressures. Adding to these concerns were tight labor markets, rising energy prices, and surging asset prices -- particularly in the stock market. Against this backdrop, the Federal Reserve raised its target federal funds rate six times -- for a total of 175 basis points -- between June of 1999 and May of 2000. By last spring, however, there were signs that these rate hikes were starting to temper the pace of economic growth. Consequently, the Fed left rates unchanged through the summer and fall, although it maintained a bias toward tightening. Policymakers shifted this bias to neutral when the Federal Reserve Open Market Committee (FOMC) met in December, signaling potential rate cuts in early 2001.

WHAT WOULD PERSUADE FED POLICYMAKERS TO ALTER THEIR STANCE?

DICK HINDERLIE: There's been accumulating evidence that the economy is indeed slowing down. In fact, third-quarter GDP growth was in the 2% to 3% range, compared to a more than 5% annual growth rate in the first half of 2000. Also, inflation measures outside the energy sector remain relatively benign, and oil prices have retreated from earlier highs. Meanwhile, the stock market has certainly been less exuberant, which could temper consumer buying. All of these changes have persuaded policymakers that the risk of a pronounced economic slowdown likely outweighs the threat of higher inflation.

WHAT IS YOUR OUTLOOK FOR THE ECONOMY?

DICK HINDERLIE: The economy appears to be downshifting to a more moderate phase of growth. Nonetheless, the outlook is not without its risks, and the anticipated slowdown could be more severe than the soft landing the Fed has been trying to engineer. The Fed does not want a recession, and will provide whatever liquidity is needed to keep the expansion moving ahead. We anticipate at least a one-half percent drop (50 basis points), possibly more, in the federal funds rate in the first quarter of 2001, to a 6% rate.

[PHOTOGRAPH OF RICHARD HINDERLIE OMITTED]

DICK HINDERLIE MANAGES U.S. GOVERNMENT MONEY FUND, CASH RESERVES FUND, AND TREASURER'S MONEY MARKET RESERVE FUND.

WHAT IS THE LIKELY IMPACT ON THE TREASURY MARKET?

DICK HINDERLIE: The shorter-end of the yield curve has already priced in a 50 basis point federal funds rate cut for early 2001. In contrast, long-term Treasury yields seem to factor in a worse economic scenario than the current soft- landing scenario. This suggests that long-term rates may not change much as the economy stabilizes. But there are other factors keeping downward pressure on long-term Treasury bond rates, including the Treasury Department's efforts to retire debt. Overall, expect the yield curve to normalize a bit.

Down the road, relative performance will depend on interest rate changes as well as liquidity conditions. If equity prices stabilize, some investors may move out of high-quality bonds and back into stocks. A stronger U.S. dollar could curtail foreign demand for U.S. fixed-income investments and have the same impact. Finally, the outlook for continuing budget surpluses is less certain under a new administration, which could skew the expectations of persistent Treasury buybacks.

WHAT IS YOUR STRATEGY GOING FORWARD?

DICK HINDERLIE: Our funds continue to emphasize high-quality, straightforward Treasury and government agency paper. We believe this strategy will help ensure our investors of safety, liquidity, and competitive rates. For funds that invest outside the Treasury market, we will be focusing heavily on credit quality, which will be especially important if the economy slows.

"THE FED DOES NOT WANT A RECESSION, AND WILL PROVIDE WHATEVER
LIQUIDITY IS NEEDED TO KEEP THE EXPANSION MOVING AHEAD."
-- DICK HINDERLIE

FUND MANAGEMENT

[PHOTOGRAPH OF RICHARD R. HINDERLIE OMITTED]

RICHARD R. HINDERLIE

U.S. GOVERNMENT MONEY FUND
CASH RESERVES FUND
TREASURER'S MONEY MARKET RESERVE FUND

VICE PRESIDENT RICHARD R. HINDERLIE JOINED INVESCO FUNDS GROUP IN 1993. A FIXED-INCOME MANAGER SINCE 1973, DICK HAS EXTENSIVE EXPERIENCE WITH MORTGAGE-BACKED SECURITIES, U.S. TREASURY, AND MONEY MARKET INVESTMENT GRADE SECURITIES. HE RECEIVED HIS B.A. IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS M.B.A. FROM ARIZONA STATE UNIVERSITY. PRIOR TO JOINING INVESCO FUNDS, DICK WAS WITH BANK WESTERN AND HIS OWN INVESTMENT FIRM.


[PHOTOGRAPH OF INGEBORG S. COSBY OMITTED]

INGEBORG S. COSBY

TAX-FREE MONEY FUND
TREASURER'S TAX-EXEMPT RESERVE FUND

VICE PRESIDENT INGEBORG S. COSBY HAS MORE THAN 15 YEARS OF INVESTMENT EXPERIENCE. SHE JOINED INVESCO FUNDS GROUP IN 1985, AND PREVIOUSLY WORKED AS A PORTFOLIO MANAGER ASSISTANT WITH FIRST AFFILIATED SECURITIES, INC.

INVESTMENT HOLDINGS
STATEMENT OF INVESTMENT SECURITIES
INVESCO MONEY MARKET FUNDS, INC.
NOVEMBER 30, 2000
UNAUDITED

                                                     EFFECTIVE
                                                      INTEREST          PRINCIPAL
 %     DESCRIPTION                                      RATE %             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------
CASH RESERVES FUND
100.00 SHORT-TERM INVESTMENTS
98.87  COMMERCIAL PAPER

3.93   AEROSPACE & DEFENSE
       Honeywell International

          12/11/2000                                      6.64    $    20,000,000 $    19,963,677
          12/19/2000                                      6.61         20,000,000      19,934,976
=================================================================================================
                                                                                       39,898,653
2.22   AUTO PARTS & EQUIPMENT
       PACCAR Financial

          12/8/2000                                       6.60          7,600,000       7,590,388
          12/11/2000                                      6.61         15,000,000      14,972,893
=================================================================================================
                                                                                       22,563,281
2.45   BANKS -- MONEY CENTER
       Wells Fargo & Co, 12/22/2000                       6.60         25,000,000      24,905,486
=================================================================================================
2.94   BANKS -- REGIONAL
       Toronto Dominion Holdings USA, 12/29/2000          6.59         30,000,000      29,849,069
=================================================================================================
2.46   COMMERCIAL FINANCE
       Heller Financial, 12/26/2000                       6.64         25,000,000      25,000,000
=================================================================================================
15.75  CONSUMER FINANCE
       American Express Credit, 12/7/2000                 6.52         35,000,000      35,000,000
       Ford Motor Credit, 12/4/2000                       6.51         40,000,000      40,000,000
       General Motors Acceptance, 12/8/2000               6.52         45,000,000      45,000,000
       Household Finance, 12/1/2000                       6.53         40,000,000      40,000,000
=================================================================================================
                                                                                      160,000,000
5.90   ELECTRIC UTILITIES
       AEP Credit
          12/6/2000                                       6.61         30,000,000      29,972,870
          12/8/2000                                       6.64         10,000,000       9,987,281
       Georgia Power, 12/4/2000                           6.62         20,000,000      19,989,117
=================================================================================================
                                                                                       59,949,268
3.49   ELECTRONICS -- SEMICONDUCTORS
       Motorola Inc
          12/28/2000                                      6.67          9,625,000       9,577,728
          12/29/2000                                      6.68         26,000,000      25,867,550
=================================================================================================
                                                                                       35,445,278
13.33  FINANCIAL -- DIVERSIFIED
       American General Finance, 12/6/2000                6.51         30,000,000      30,000,000
       Chevron USA, 12/12/2000                            6.51         21,000,000      21,000,000
       Deere & Co, 12/13/2000                             6.53          8,000,000       8,000,000
       Deere (John) Capital, 12/5/2000                    6.52         31,500,000      31,500,000
       General Electric Capital, 12/1/2000                6.54         45,000,000      45,000,000
=================================================================================================
                                                                                      135,500,000

                                                     EFFECTIVE
                                                      INTEREST          PRINCIPAL
 %     DESCRIPTION                                      RATE %             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------

2.21   HOUSEHOLD PRODUCTS
       Procter & Gamble, 12/14/2000                       6.61    $    22,500,000 $    22,447,137
=================================================================================================
10.57  INSURANCE -- MULTI-LINE
       American General, 12/18/2000                       6.50         47,500,000      47,500,000
       Prudential Funding, 12/12/2000                     6.51         40,000,000      40,000,000
       Transamerica Finance, 12/19/2000                   6.62         20,000,000      19,934,942
=================================================================================================
                                                                                      107,434,942
3.93   INVESTMENT BANK/BROKER FIRM
       Merrill Lynch & Co, 12/15/2000                     6.62         40,000,000      39,898,634
=================================================================================================
3.93   MANUFACTURING -- DIVERSIFIED
       Textron Financial
          12/1/2000                                       6.64         20,000,000      20,000,000
          12/4/2000                                       6.64         20,000,000      19,989,090
=================================================================================================
                                                                                       39,989,090
2.85   OIL -- INTERNATIONAL INTEGRATED
       Texaco Inc, 12/13/2000                             6.52         29,000,000      29,000,000
=================================================================================================
3.91   REAL ESTATE
       Weyerhaeuser Real Estate
          12/4/2000                                       6.69         15,000,000      14,991,759
          1/30/2001                                       7.20         25,000,000      24,707,765
=================================================================================================
                                                                                       39,699,524
4.90   RETAIL -- DEPARTMENT STORES
       Wal-Mart Stores, 12/21/2000                        6.60         50,000,000      49,819,708
=================================================================================================
4.41   RETAIL -- FOOD CHAINS
       Albertson's Inc
          12/1/2000                                       6.68         12,000,000      12,000,000
          12/5/2000                                       6.70         10,000,000       9,992,666
          12/11/2000                                      6.69         16,000,000      15,970,741
          12/15/2000                                      6.67          6,900,000       6,882,388
=================================================================================================
                                                                                       44,845,795
4.89   TELECOMMUNICATIONS -- LONG DISTANCE
       Qwest Communications International
          12/13/2000                                      6.72         15,000,000      14,966,945
          1/17/2001                                       6.87         35,000,000      34,693,276
=================================================================================================
                                                                                       49,660,221
4.80   TELEPHONE
       Verizon Communications
          12/7/2000                                       6.66         10,000,000       9,989,067
          12/27/2000                                      6.64         10,000,000       9,952,907
          12/27/2000                                      6.63          9,000,000       8,957,720
          12/27/2000                                      6.61         20,000,000      19,906,214
=================================================================================================
                                                                                       48,805,908
        TOTAL COMMERCIAL PAPER (Amortized Cost $1,004,711,994)                      1,004,711,994
=================================================================================================

                                                     EFFECTIVE
                                                      INTEREST          PRINCIPAL
 %     DESCRIPTION                                      RATE %             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------

1.13   Repurchase Agreements
       Repurchase Agreement with State Street
          dated 11/30/2000 due 12/1/2000 at 6.370%,
          repurchased at $9,501,681 (Collateralized by
          US Treasury Bonds, due 11/15/2010 at
          12.750%, value $9,735,280)                              $     9,500,000 $     9,500,000
       Repurchase  Agreement with State Street
          dated  11/30/2000 due 12/1/2000 at
          6.370%,   repurchased  at  $1,969,348
          (Collateralized  by  US  Treasury
          Inflationary Index Bonds,
          due 4/15/2028 at 3.625%, value $2,014,518)                    1,969,000       1,969,000
=================================================================================================
       TOTAL REPURCHASE AGREEMENTS (Cost $11,469,000)                                  11,469,000
=================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
          (Amortized Cost $1,016,180,994)(a)                                      $ 1,016,180,994
=================================================================================================

TAX-FREE MONEY FUND
100.00 SHORT-TERM INVESTMENTS
97.45  MUNICIPAL NOTES(B)
1.17   ARIZONA
       Arizona Hlth Facils Auth (Arizona Vol Hosp Fedn
          Pooled Ln Prog) (FGIC Insured), AR Mode Bonds,
          1985 Series A, 10/1/2015                        4.15    $       475,000 $       475,000
=================================================================================================
2.96   CALIFORNIA
       Los Angeles Regl Airports Impt, California
          (American Airlines/Los Angeles Intl Airport),
          AR, Facils Sublease FDR, Issue 1984,
             (LOC - Wachovia Bank), Series E, 12/1/2024   4.15            400,000         400,000
             (LOC - Wachovia Bank), Series F, 12/1/2024   4.15            800,000         800,000
=================================================================================================
                                                                                        1,200,000
2.65   COLORADO
       Archuleta Cnty Pagosa Area Wtr & Santn Dist,
          Colorado (MBIA Insured), FR, Enterprise Rev,
          Series 2000, 12/1/2000                          4.27            160,000         160,000
       Colorado Student Ln Oblig Auth (AMBAC Insured),
          AR, Sr Lien Student Ln Rev, 1999 Series A-1,
          9/1/2002                                        4.15            300,000         300,000
       Denver City & Cnty, Colorado (Univ of Denver Proj),
          FR, IDR, Series 1991, 3/1/2016                  4.18            600,000         616,645
=================================================================================================
                                                                                        1,076,645
2.00   FLORIDA
       St Lucie Cnty, Florida (Savannah Hosp Proj)
          (LOC - Bank of America), FRD, IDR,
          Series 1985, 11/1/2015                          4.25            810,000         810,000
=================================================================================================
13.11  GEORGIA
       Burke Cnty Dev Auth, Georgia (Georgia Power
          Plant Vogtle Proj), AR, PCR, 4th Series 1995,
          9/1/2025                                        4.20          1,300,000       1,300,000

                                                     EFFECTIVE
                                                      INTEREST          PRINCIPAL
 %     DESCRIPTION                                      RATE %             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------

       DeKalb Cnty Hosp Auth, Georgia (DeKalb Med Ctr
          Proj) (LOC - SunTrust Bank), AR, RAC,
          Series 1993B, 9/1/2009                          4.20    $       975,000 $       975,000
          Series 1999A, 12/1/2024                         4.20          1,000,000       1,000,000
       DeKalb Private Hosp Auth, Georgia (Egleston
          Children's Hosp at Emory Univ Proj)
          (LOC - SunTrust Bank), VRD, RAC, Series 1994B,
          12/1/2017                                       4.15            400,000         400,000
       Macon-Bibb  Cnty  Hosp  Auth,  Georgia  (Med Ctr
          of Cent  Georgia)  (LOC - SunTrust Bank), AR,
          RAC, Series 1994, 4/1/2007                      4.15          1,145,000       1,145,000
       Savannah Econ Dev Auth, Georgia (Home Depot
          Proj) (LOC - SunTrust Bank), AR, Exmp Facil Rev,
          Series 1995B, 8/1/2025                          4.20            500,000         500,000
=================================================================================================
                                                                                        5,320,000
4.77   ILLINOIS
       Chicago, Illinois (Near West Redevelopment Proj)
          (AMBAC Insured), FR, Tex Increment Allocation,
          Series 2000, 1/1/2001                           4.50            700,000         700,859
       Illinois Dev Fin Auth (6 West Hubbard Street Proj)
          (LOC - LaSalle Natl Bank), F/FR, IDR, Series
          1986, 12/1/2016                                 4.60            835,000         835,000
       Illinois Dev Fin Auth (Kindlon Partners Proj)
          (LOC - LaSalle Natl Bank), VR, Indl Proj Rev,
          Series 1991, 5/1/2006                           4.22            400,000         400,000
=================================================================================================
                                                                                        1,935,859
9.86   INDIANA
       Daviess Cnty, Indiana (Perdue Farms/Shenandoah
          Valley Farms Facil) (LOC - Bank of America),
          V/FRD, Econ Dev Rev, 1987 Issue, 9/1/2007       4.60          1,500,000       1,500,000
       Indiana Hosp Equip Fing Auth, (MBIA Insured),
          VR, Rev, Series 1985A, 12/1/2015                4.20          1,000,000       1,000,000
       Indiana Muni Pwr Agency (LOC - Toronto-Dominion
          Bank), VRD, Pwr Supply System Ref Rev,
          1998 Series A, 1/1/2018                         4.15          1,000,000       1,000,000
       Newton Cnty, Indiana (Intec Group Proj)
          (LOC - LaSalle Natl Bank), A/FR, Econ Dev Rev,
          Series 1994, 9/1/2010                           4.22            500,000         500,000
=================================================================================================
                                                                                        4,000,000
1.48   IOWA
       Iowa Fin Auth (Wheaton Franciscan Svcs) (MBIA
          Insured), VRD, Rev, Series 1998B, 8/15/2024     4.15            600,000         600,000
=================================================================================================
2.46   KANSAS
       Fairway, Kansas (J C Nichols Proj) (LOC - Prin
          Mutual Ins), FRD, Indl Rev, Series 1984,
          11/1/2014                                       4.50            500,000         500,000
       Spring Hill, Kansas (Abrasive Engr & Mfg Proj)
          (LOC - LaSalle Natl Bank), VR, Indl Rev,
          Series 1996, 9/1/2016                           4.35            500,000         500,000
=================================================================================================
                                                                                        1,000,000

                                                     EFFECTIVE
                                                      INTEREST          PRINCIPAL
 %     DESCRIPTION                                      RATE %             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------

2.57   LOUISIANA
       Caddo Parish School Dist, Louisiana (MBIA
          Insured), FR, Gen Oblig School Rev,
          Series 2000, 3/1/2001                           4.24    $       325,000 $       328,705
       Calcasieu Parish Mem Hosp Svc Dist, Louisiana
          (Lake Charles Mem Hosp Proj) (Connie Lee
          Insured), FR, Hosp Rev, Series 1992A, 12/1/2000 4.30            220,000         220,000
       New Orleans, Louisiana (FGIC Insured), FR,
          Swr Svc Rev, Series 2000B, 6/1/2001             4.39            300,000         303,805
       West Ouachita Parish School Dist, Louisiana
          (FGIC Insured), FR, Sales Tax School,
          Series 2000, 9/1/2000                           4.40            190,000         191,857
=================================================================================================
                                                                                        1,044,367
1.23   MASSACHUSETTS
       Commonwealth of Massachusetts, FR, Gen Oblig,
          Cons Ln, Series 1990C, 12/1/2010                4.21            500,000         500,000
=================================================================================================
6.92   MICHIGAN
       Delta Cnty Econ Dev, Michigan (Mead-Escanaba
          Paper Proj) (LOC - Bank of Nova Scotia), VR,
          ATS, Environ Impt Rev Ref, Series 1985C,
          12/1/2023                                       4.15          1,300,000       1,300,000
       Detroit, Michigan (MBIA Insured), AR, Sewage Disp
          System Rev Ref, Series 1998-B, 7/1/2023         4.00            995,000         995,000
       Michigan Hosp Fin Auth (Sisters of Mercy Hlth),
          FR, Hosp Rev, 1991 Series J, 2/15/2018          4.38            500,000         513,043
=================================================================================================
                                                                                        2,808,043
0.73   NEBRASKA
       Hamilton Cnty, Nebraska (Iams Co Proj) (LOC -
          Bank of America), VR, IDR Ref, Series 1990,
          7/1/2005                                        4.25            295,000         295,000
=================================================================================================
1.23   NEW MEXICO
       New Mexico Hwy Commn (FSA Insured), ATS, Sub-
          Lien Tax Hwy Rev, Series 1996, 6/15/2011        4.15            500,000         500,000
=================================================================================================
7.88   NEW YORK
       Monroe Cnty Indl Dev Agency, New York (Ron Ink
          Proj)(LOC - LaSalle Natl Bank), VR, IDR,
          Series 1996, 7/1/2013                           4.61          1,300,000       1,300,000
       New York City Muni Wtr Fin Auth, New York
          (FGIC Insured), AR, Wtr & Swr System Rev,
          Series 1994C, 6/15/2023                         4.15          1,900,000       1,900,000
=================================================================================================
                                                                                        3,200,000
0.50   NORTH CAROLINA
       Charlotte, North Carolina, FR, Wtr & Swr Gen
          Oblig, Series 1991, 2/1/2007                    4.20            200,000         204,724
=================================================================================================
1.23   OHIO
       Summit Cnty, Ohio (Akron Goodwill Inds Proj)
          (LOC - Bank One), ARD, Rev, Series 2000,
          12/1/2029                                       4.20            500,000         500,000
=================================================================================================

                                                     EFFECTIVE
                                                      INTEREST          PRINCIPAL
 %     DESCRIPTION                                      RATE %             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------

1.29   OREGON
       Oregon Bd Bank (Oregon Econ & Cmnty Dev Dept)
          (MBIA Insured), FR, Rev, 2000 Series A,
           1/1/2001                                       4.30    $       525,000 $       525,406
=================================================================================================
5.67   PENNSYLVANIA
       Delaware Valley Regl Fin Auth, Pennsylvania
          (Bucks, Chester, Delaware & Montgomery Cntys)
          (LOC - Credit Suisse First Boston), AR,
          Loc Govt Rev,
             Series 1985A, 12/1/12019                     4.15          1,300,000       1,300,000
             Series 1985D, 12/1/12020                     4.15          1,000,000       1,000,000
=================================================================================================
                                                                                        2,300,000
1.37   SOUTH CAROLINA
       Anderson Cnty, South Carolina (Belton Inds Proj)
          (LOC - Bank of America), AR, Indl Rev,
          Series 1991A, 7/1/2004                          4.40            300,000         300,000
       Columbia, South Carolina, FR, Wtrwks & Swr
          System Rev, Series 1991, 2/1/2012               4.16            250,000         256,168
=================================================================================================
                                                                                          556,168
1.97   TENNESSEE
       Greeneville Hlth & Edl Facils Brd, Tennessee
          (Laughlin Mem Hosp Proj) (LOC - NationsBank
          of Tennessee), VRD, Rev, Series 1992,
          10/1/2014                                       4.20            800,000         800,000
=================================================================================================
14.14  TEXAS
       Austin, Texas (BIG Insured), FR, Util System Rev,
          Series A, 11/15/2016                            4.27            500,000         508,154
       Austin Indpt School Dist, Texas (Travis Cnty)
          (PSFG Insured), FR, Unlimited Tax Ref,
          Series 1993, 8/1/2001                           4.40            500,000         502,558
       Dallas Cnty, Texas, FR, Ltd Tax Perm Impt & Ref,
          Series 1992A, 8/15/2002                         4.40            345,000         348,755
       Deer Park Indpt School Dist, Texas (Harris Cnty)
          (PSFG Insured), FR, School Bldg, Series 1998,
          2/15/2001                                       4.22            500,000         502,032
       Denton, Texas (Denton Cnty) (FSA Insured), FR,
          Gen Oblig, Series 2000, 2/15/2001               4.48            350,000         351,138
       Houston, Texas (MBIA Insured), FR, Wtr & Swr
          System Prior Lien Rev, Series 1990, 12/1/2010   4.35            500,000         510,000
       Lewisville Indpt School Dist, Texas (Denton Cnty)
          (PSFG Insured), FR, General Oblig, Unlimited
          Tax School Bldg & Ref, Series 1992, 8/15/2001   4.30            600,000         606,944
       Lone Star Airport Impt Auth, Texas (American
          Airlines Proj) (LOC - Royal Bank of Canada),
          V/FRD, Multiple Mode Rev,
             1984 Series A-2, 12/1/2014                   4.15            700,000         700,000
             1984 Series A-4, 12/1/2014                   4.15            700,000         700,000
       Texas, FR, TRAN, Series 2000, 8/31/2001            4.26            500,000         503,549
       Texas, FR, TRAN, Series 2000, 8/31/2001            4.25            500,000         503,586
=================================================================================================
                                                                                        5,736,716

                                                     EFFECTIVE
                                                      INTEREST          PRINCIPAL
 %     DESCRIPTION                                      RATE %             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------

0.74   UTAH
       Tremonton, Utah (Box Elden Cnty) (La-Z-Boy
          Chair Proj) (LOC - NBD Bank), VRD, IDR,
          Series 1990, 6/1/2026                           4.35    $       300,000 $       300,000
=================================================================================================
5.82   WASHINGTON
       Lewis Cnty Pub Util Dist #1, Washington (Cowlitz
          Falls Hydroelec Proj), FR, Rev, Series 1991,
          10/1/2013                                       4.28          1,000,000       1,041,237
       Washington, General Oblig, Series 1991B, 6/1/2016  4.30          1,305,000       1,320,092
=================================================================================================
                                                                                        2,361,329
3.70   WISCONSIN
       La Crosse, Wisconsin (Dairyland Power Coop
          Proj) (AMBAC Insured), ATS, PCR Ref,
          Series 1997B, 2/1/2015                          4.15          1,500,000       1,500,000
=================================================================================================
       TOTAL MUNICIPAL SECURITIES
          (Amortized Cost $39,549,257)                                                 39,549,257
=================================================================================================
2.55   COMMERCIAL PAPER
2.55   FINANCIAL-- DIVERSIFIED
       General Electric Capital, 12/1/2000
          (Amortized Cost $1,035,000)                     6.54          1,035,000       1,035,000
=================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Amortized Cost $40,584,257)(a)                                            $    40,584,257
=================================================================================================

U.S. GOVERNMENT MONEY FUND
100.00 SHORT-TERM INVESTMENTS
80.16  US GOVERNMENT AGENCY OBLIGATIONS
       Fannie Mae
          12/18/2000                                      6.57    $    12,500,000 $    12,461,885
          12/21/2000                                      6.57         15,000,000      14,946,181
          2/15/2001                                       6.60          7,500,000       7,398,309
       Federal Home Loan Bank
          12/27/2000                                      6.58         15,000,000      14,930,035
       Freddie Mac
          12/26/2000                                      6.52         10,000,000       9,955,534
          1/11/2001                                       6.63          7,657,000       7,600,384
=================================================================================================
       TOTAL US GOVERNMENT AGENCY OBLIGATIONS
          (Amortized Cost $67,292,328)                                                 67,292,328
=================================================================================================
19.84  REPURCHASE AGREEMENTS
       Repurchase  Agreement with State Street
          dated  11/30/2000 due 12/1/2000 at
          6.370%,  repurchased  at  $16,654,946
          (Collateralized  by  US  Treasury
          Inflationary  Index Bonds due  4/15/2028
          at 3.625%,  value  $17,000,808)
          (Cost $16,652,000)                                           16,652,000      16,652,000
=================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Amortized Cost $83,944,328)(a)                                            $    83,944,328
=================================================================================================

The following acronyms may be used in security descriptions:

A/FR(c)  -    Adjustable/Fixed Rate
AMBAC    -    American Municipal Bond Assurance Corporation
AR(c)    -    Adjustable Rate
ARD(c)   -    Adjustable Rate Demand
ATS(c)   -    Adjustable Tender Securities
FDR(c)   -    Flexible Demand Revenue
FGIC     -    Financial Guaranty Insurance Company
F/FR     -    Floating/Fixed Rate
FR       -    Fixed Rate
FRD(c)   -    Floating Rate Demand
FSA      -    Financial Security Assurance
IDR      -    Industrial Development Revenue
LOC      -    Letter of Credit
MBIA     -    Municpal Bond Investors Assurance Corporation
PCR      -    Pollution Control Revenue
PSFG     -    Permanent School Fund Guarantee Program
RAC      -    Revenue Anticipation Certificates
TAN      -    Tax Anticipation Notes
TRAN     -    Tax & Revenue Anticipation Notes
V/FRD(c) -    Variable/Fixed Rate Demand
VR(c)    -    Variable Rate
VRD(c)   -    Variable Rate Demand

(a) Also represents cost for income tax purposes.
(b) All securities with a maturity date greater than one year have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.
(c) Rate is subject to change. Rate shown reflects current rate.

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO MONEY MARKET FUNDS, INC.
NOVEMBER 30, 2000
UNAUDITED
                                                      CASH              TAX-FREE
                                                  RESERVES                 MONEY
                                                      FUND                  FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                               $ 1,016,180,994     $      40,584,257
================================================================================
  At Value(a)                              $ 1,016,180,994     $      40,584,257
Cash                                                     0                 1,941
Receivables:
  Fund Shares Sold                              31,431,795             1,157,227
  Interest                                         710,907               376,486
Prepaid Expenses and Other Assets                  249,171                96,564
================================================================================
TOTAL ASSETS                                 1,048,572,867            42,216,475
================================================================================
LIABILITIES
Payables:
  Custodian                                          5,791                     0
  Distributions to Shareholders                    190,423                 3,758
  Fund Shares Repurchased                       22,160,769               206,220
Accrued Distribution Expenses
  Class A                                               10                    --
  Class B                                                1                    --
  Class C                                            8,768                    --
Accrued Expenses and Other Payables                158,509                16,263
================================================================================
TOTAL LIABILITIES                               22,524,271               226,241
================================================================================
NET ASSETS AT VALUE, Applicable to Shares
  Outstanding                              $ 1,026,048,596     $      41,990,234
================================================================================
NET ASSETS AT VALUE:
  Investor Class                           $ 1,009,852,739     $      41,990,234
================================================================================
  Class A                                  $       295,845                    --
================================================================================
  Class B                                  $         1,013                    --
================================================================================
  Class C                                  $    15,898,999                    --
================================================================================
Shares Outstanding(b)
  Investor Class                             1,009,852,739            41,990,234
  Class A                                          295,845                    --
  Class B                                            1,013                    --
  Class C                                       15,898,999                    --

NET ASSET VALUE, Offering and Redemption Price
  per Share
    Investor Class                         $          1.00     $            1.00
    Class A                                $          1.00                    --
    Class B (excludes applicable contingent
      deferred sales charge)               $          1.00                    --
    Class C (excludes applicable contingent
      deferred sales charge)               $          1.00                    --
================================================================================

(a)Investment securities at cost and value at November 30, 2000 includes a repurchase agreement of $11,469,000 for Cash Reserves Fund.

(b)The Fund has 20 billion authorized shares of common stock, par value $0.01 per share. Of such shares, 18.8 billion have been allocated to Cash Reserves Fund and 500 million to Tax-Free Money Fund: 4.7 billion to Cash Reserves Fund - Investor Class, 4.7 billion to Cash Reserves Fund - Class A, 4.7 billion to Cash Reserves Fund - Class B, 4.7 billion to Cash Reserves Fund - Class C and 500 million to Tax-Free Money Fund - Investor Class. Paid-in capital was $1,009,852,739 and $41,990,234 for Cash Reserves Fund and Tax-Free Money Fund, respectively.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO MONEY MARKET FUNDS, INC.
NOVEMBER 30, 2000
UNAUDITED
                                                                 U.S. GOVERNMENT
                                                                           MONEY
                                                                            FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                        $ 83,944,328
================================================================================
  At Value(a)                                                       $ 83,944,328
Receivables:
  Fund Shares Sold                                                     1,166,714
  Interest                                                                 2,946
Prepaid Expenses and Other Assets                                        169,891
================================================================================
TOTAL ASSETS                                                          85,283,879
================================================================================
LIABILITIES
Payables:
  Custodian                                                               29,646
  Distributions to Shareholders                                            8,646
  Fund Shares Repurchased                                                666,618
Accrued Expenses and Other Payables                                       20,808
================================================================================
TOTAL LIABILITIES                                                        725,718
================================================================================
NET  ASSETS AT VALUE,  Applicable  to Shares  Outstanding           $ 84,558,161
================================================================================
Shares Outstanding(b)                                                 84,558,161
NET ASSET VALUE, Offering and  Redemption  Price per Share         $        1.00
================================================================================

(a) Investment securities at cost and value at November 30, 2000 includes a repurchase agreement of $16,652,000.

(b) The Fund has 20 billion authorized shares of common stock, par value $0.01 per share. Of such shares, 500 million have been allocated to U.S. Government Money Fund - Investor Class. Paid-in-capital for U.S. Government Money Fund - Investor Class was $84,558,161.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO MONEY MARKET FUNDS, INC.
SIX MONTHS ENDED NOVEMBER 30, 2000
UNAUDITED
                                                      CASH             TAX-FREE
                                                  RESERVES                MONEY
                                                      FUND                 FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                            $    27,313,147         $    812,088
================================================================================
EXPENSES
Investment Advisory Fees                         1,650,351               94,341
Distribution Expenses
  Class A                                               19                   --
  Class B                                                3                   --
  Class C                                           36,635                   --
Transfer Agent Fees                              1,708,194               62,379
Administrative Services Fees                       192,388               13,490
Custodian Fees and Expenses                         40,729                3,924
Directors' Fees and Expenses                        20,879                5,333
Professional Fees and Expenses                      20,022               10,541
Registration Fees and Expenses - Investor Class     71,009               20,274
Reports to Shareholders                            132,761                6,005
Other Expenses                                      10,536                4,376
================================================================================
  TOTAL EXPENSES                                 3,883,526              220,663
  Fees and Expenses Absorbed by Investment
     Adviser                                      (107,679)             (57,404)
  Fees and Expenses Paid Indirectly                (37,479)              (3,543)
================================================================================
    NET EXPENSES                                 3,738,368              159,716
================================================================================
NET INVESTMENT INCOME AND NET INCREASE IN
  NET ASSETS FROM OPERATIONS               $    23,574,779         $    652,372
================================================================================

See Notes to Financial Statements

INVESCO MONEY MARKET FUNDS, INC.
SIX MONTHS ENDED NOVEMBER 30, 2000
UNAUDITED
                                                                U.S. GOVERNMENT
                                                                          MONEY
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                                     $ 2,493,066
================================================================================
EXPENSES
Investment Advisory Fees                                                192,262
Transfer Agent Fees                                                     183,164
Administrative Services Fees                                             22,304
Custodian Fees and Expenses                                               5,285
Directors' Fees and Expenses                                              6,235
Professional Fees and Expenses                                            7,268
Registration Fees and Expenses                                           23,818
Reports to Shareholders                                                  16,890
Other Expenses                                                            1,587
================================================================================
  TOTAL EXPENSES                                                        458,813
  Fees and Expenses Absorbed by Investment Adviser                     (128,418)
  Fees and Expenses Paid Indirectly                                      (4,933)
================================================================================
    NET EXPENSES                                                        325,462
================================================================================
NET INVESTMENT INCOME AND NET INCREASE IN
  NET ASSETS FROM OPERATIONS                                        $ 2,167,604
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
CASH RESERVES FUND

                                                                 SIX MONTHS                 YEAR
                                                                      ENDED                ENDED
                                                                NOVEMBER 30               MAY 31
-------------------------------------------------------------------------------------------------
                                                                       2000                 2000
                                                                  UNAUDITED
OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and Distributed to Shareholders
  Investor Class                                            $    23,392,171      $    38,074,203
  Class A                                                               449                   --
  Class B                                                                13                   --
  Class C                                                           182,146               51,873
=================================================================================================
                                                            $    23,574,779      $    38,126,076
=================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                            $  5,127,857,247     $ 8,168,679,754
  Class A                                                            322,573                  --
  Class B                                                              1,000                  --
  Class C                                                         76,510,358          11,617,753
Reinvestment of Distributions
  Investor Class                                                  20,809,370          33,967,952
  Class A                                                                297                  --
  Class B                                                                 13                  --
  Class C                                                            133,300              47,780
=================================================================================================
                                                               5,225,634,158       8,214,313,239
Amounts Paid for Repurchases of Shares
  Investor Class                                              (5,050,949,003)     (8,104,670,476)
  Class A                                                            (27,025)                 --
  Class C                                                        (64,931,141)         (7,479,051)
=================================================================================================
                                                              (5,115,907,169)     (8,112,149,527)
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                        109,726,989         102,163,712
NET ASSETS
Beginning of Period                                              916,321,607         814,157,895
================================================================================================
End of Period                                               $  1,026,048,596     $   916,321,607
================================================================================================
                       -----------------------------------------------------
FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                               5,127,857,247       8,168,679,754
  Class A                                                            322,573                  --
  Class B                                                              1,000                  --
  Class C                                                         76,510,358          11,617,753
Shares Issued from Reinvestment of Distributions
  Investor Class                                                  20,809,370          33,967,952
  Class A                                                                297                  --
  Class B                                                                 13                  --
  Class C                                                            133,300              47,780
================================================================================================
                                                               5,225,634,158       8,214,313,239
Shares Repurchased
  Investor Class                                              (5,050,949,003)     (8,104,670,476)
  Class A                                                            (27,025)                 --
  Class C                                                        (64,931,141)         (7,479,051)
=================================================================================================
                                                              (5,115,907,169)     (8,112,149,527)
NET INCREASE IN FUND SHARES                                      109,726,989         102,163,712
=================================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
TAX-FREE MONEY FUND
                                                                 SIX MONTHS                 YEAR
                                                                      ENDED                ENDED
                                                                NOVEMBER 30               MAY 31
-------------------------------------------------------------------------------------------------
                                                                       2000                 2000
                                                                  UNAUDITED

OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders                               $       652,372      $    1,167,684
================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                               $    73,575,619      $  207,429,732
Reinvestment of Distributions                                       594,594           1,065,227
================================================================================================
                                                                 74,170,213         208,494,959
Amounts Paid for Repurchases of Shares                          (72,576,355)       (218,795,963)
================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                         1,593,858         (10,301,004)
NET ASSETS
Beginning of Period                                              40,396,376          50,697,380
================================================================================================
End of Period                                               $    41,990,234      $   40,396,376
================================================================================================
                                 ----------------------------------------
FUND SHARE TRANSACTIONS
Shares Sold                                                      73,575,619         207,429,732
Shares Issued from Reinvestment of Distributions                    594,594           1,065,227
================================================================================================
                                                                 74,170,213         208,494,959

Shares Repurchased                                              (72,576,355)       (218,795,963)
================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                            1,593,858         (10,301,004)
================================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
U.S. GOVERNMENT MONEY FUND
                                                                 SIX MONTHS                 YEAR
                                                                      ENDED                ENDED
                                                                NOVEMBER 30               MAY 31
-------------------------------------------------------------------------------------------------
                                                                       2000                 2000
                                                                  UNAUDITED
OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders                               $     2,167,604      $     4,003,412
=================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                               $   238,025,172      $   612,307,863
Reinvestment of Distributions                                     1,969,429            3,574,035
=================================================================================================
                                                                239,994,601          615,881,898
Amounts Paid for Repurchases of Shares                         (241,496,827)        (621,330,644)
=================================================================================================
NET DECREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                        (1,502,226)          (5,448,746)
NET ASSETS
Beginning of Period                                              86,060,387           91,509,133
=================================================================================================
End of Period                                               $    84,558,161      $    86,060,387
=================================================================================================
                            ---------------------------------------------
FUND SHARE TRANSACTIONS
Shares Sold                                                     238,025,172          612,307,863
Shares Issued from Reinvestment of Distributions                  1,969,429            3,574,035
=================================================================================================
                                                                239,994,601          615,881,898
Shares Repurchased                                             (241,496,827)        (621,330,644)
==================================================================================================
NET DECREASE IN FUND SHARES                                      (1,502,226)          (5,448,746)
==================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO MONEY MARKET FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Money Market Funds, Inc. is incorporated in Maryland and presently consists of three separate Funds: Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to seek a high level of current income for Cash Reserves Fund; to seek as high a level of current income exempt from federal income taxation for Tax-Free Money Fund; and to seek current income by investing only in debt obligations issued or guaranteed by the U.S. Government or its agencies for U.S. Government Money Fund. INVESCO Money Market Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective February 15, 2000, Cash Reserves Fund began offering an additional class of shares, referred to as Class C shares. Effective August 25, 2000, Cash Reserves Fund began offering two additional classes of shares, referred to as Class A and Class B shares. Class A and Class B shares are not appropriate for direct investment. Class A and Class B shares are for exchange only from other INVESCO Funds' Class A and Class B shares. Class A, Class B, and Class C shares are subject to an annual distribution fee of 0.35%, 1.00% and 1.00%, respectively, of the Fund's annual average net assets attributable to each class of shares. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class B and Class C shares are sold with a contingent deferred sales charge. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Funds are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Such dividends are automatically reinvested at the month-end net asset value, unless the shareholder requests a cash payment.

F. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate 0.50% on the first $300 million of average net assets; reduced to 0.40% on the next $200 million of average net assets; and 0.30% on average net assets in excess of $500 million.

A master distribution plan and agreement for Classes A, B & C shares pursuant to Rule 12b-1 of the Act (the "Plans") provides for compensation of certain promotional and other sales related costs to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. Any unreimbursed expenses IDI incurs with respect to Class A and Class C shares in any fiscal year can not be recovered in subsequent years. If the Class B Plan is terminated, the Board of Directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. For the period ended November 30, 2000, amounts paid to IDI from Cash Reserves Fund - Classes A and B were $9 and $2, respectively, and for the six months ended November 30, 2000, amounts paid to IDI from Cash Reserves Fund - Class C was $31,623.

IFG receives a transfer agent fee from each Class at an annual rate of $29.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by each Fund or Class for the period/six months ended November 30, 2000.

NOTE 3 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as of January 1, 2000, equal to 50% of the sum of the retainer fee plus the meeting attendance fees.

Pension expenses for the six months ended November 30, 2000, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:
                                                   UNFUNDED
                                 PENSION            ACCRUED             PENSION
FUND                            EXPENSES      PENSION COSTS           LIABILITY
--------------------------------------------------------------------------------
Cash Reserves Fund            $    8,859        $    26,405        $    103,002
Tax-Free Money Fund                  443              2,883               8,503
U.S. Government Money Fund           977              3,088              11,816

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 4 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. Effective December 6, 2000, pursuant to the Fund's Line Of Credit Agreement, each Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the six months ended November 30, 2000, Cash Reserves lent cash at a rate of 6.67%. At November 30, 2000, there were no such borrowings and/or lendings for any Fund.

NOTE 5 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. Class B shares charge a CDSC for redemptions or exchanges of shares at a maximum of 5.00% which may be reduced or certain sales charge exceptions may apply. Class C shares charge a 1.00% CDSC for redemptions or exchanges held thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions). The CDSC is paid by the redeeming shareholder; it is not an expense of the Fund. For the period ended November 30, 2000, the Distributor did not receive a CDSC from shareholder redemptions for Cash Reserves - Classes A and B shares. For the six months ended November 30, 2000, the Distributor received $7,693 from shareholder redemptions for Cash Reserves Fund - Class C.

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND -- INVESTOR  CLASS
--------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE  OUTSTANDING  THROUGHOUT EACH PERIOD)

                                               SIX MONTHS
                                                    ENDED
                                              NOVEMBER 30                        YEAR ENDED MAY 31
--------------------------------------------------------------------------------------------------------------------------
                                                     2000         2000         1999         1998         1997         1996
                                                UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period          $     1.00    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
==========================================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                        0.03         0.05         0.04         0.05         0.05         0.05
==========================================================================================================================
Net Asset Value -- End of Period               $     1.00    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
==========================================================================================================================

TOTAL RETURN                                        2.90%(a)     4.87%        4.45%        4.82%        4.69%        5.01%

RATIOS
Net Assets -- End of Period ($000 Omitted)     $1,009,853    $ 912,135    $ 814,158    $ 766,670    $ 661,648    $ 587,277
Ratio of Expenses to Average Net Assets(b)(c)       0.45%(a)     0.91%        0.90%        0.91%        0.86%        0.87%
Ratio of Net Investment Income to
  Average Net Assets(b)                             2.84%(a)     4.75%        4.36%        4.76%        4.62%        4.86%

(a) Based on operations for the period shown and, accordingly, is not representative of a full year.
(b) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended November 30, 2000 and for the years ended May 31, 2000, 1999, 1998, 1997 and 1996. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 0.46%, 0.94%, 0.91%, 0.93%, 0.92% and 0.92%, respectively, and ratio of net investment income to average net assets would have been 2.83%, 4.72%, 4.35%, 4.74%, 4.56% and 4.81%, respectively.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

FINANCIAL HIGHLIGHTS
CASH RESERVES FUND -- CLASS A
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                      PERIOD
                                                                       ENDED
                                                                 NOVEMBER 30
--------------------------------------------------------------------------------
                                                                        2000(a)
                                                                   UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                            $     1.00
================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                                           0.01
================================================================================
Net Asset Value -- End of Period                                  $     1.00
================================================================================

TOTAL RETURN(b)                                                        1.17%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                        $      296
Ratio of Expenses to Average Net Assets(d)                             0.36%(c)
Ratio of Net Investment Income to Average Net Assets                   2.19%(c)

(a) From August 25, 2000, since inception of Class A, to November 30, 2000.

(b) The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

FINANCIAL HIGHLIGHTS
CASH RESERVES FUND -- CLASS B
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                      PERIOD
                                                                       ENDED
                                                                 NOVEMBER 30
--------------------------------------------------------------------------------
                                                                        2000(a)
                                                                   UNAUDITED

PER SHARE DATA
Net Asset Value -- Beginning of Period                            $     1.00
================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                                           0.01
================================================================================
Net Asset Value -- End of Period                                  $     1.00
================================================================================

TOTAL RETURN(b)                                                        1.28%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                        $        1
Ratio of Expenses to Average Net Assets(d)(e)                          0.53%(c)
Ratio of Net Investment Income to Average Net Assets(d)                1.31%(c)

(a) From August 25, 2000, since inception of Class B, to November 30, 2000.

(b) The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Various expenses of the Class were voluntarily absorbed by IFG for the period ended November 30, 2000. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.65% and ratio of net investment income to average net assets would have been 0.18%.

(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

FINANCIAL HIGHLIGHTS
CASH RESERVES FUND -- CLASS C
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                SIX MONTHS           PERIOD
                                                     ENDED            ENDED
                                               NOVEMBER 30           MAY 31
--------------------------------------------------------------------------------
                                                      2000             2000(a)
                                                 UNAUDITED

PER SHARE DATA
Net Asset Value -- Beginning of Period           $    1.00         $    1.00
================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                         0.02               0.01
================================================================================
Net Asset Value-- End of Period                  $    1.00         $     1.00
================================================================================

TOTAL RETURN(b)                                      2.52%(c)           1.36%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)       $  15,899         $    4,186
Ratio of Expenses to Average Net Assets(d)           0.82%(c)           1.54%(e)
Ratio of Net Investment Income to Average
  Net Assets                                         2.49%(c)           4.73%(e)


(a) From February 15, 2000, since inception of Class C, to May 31, 2000.

(b) The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

(e) Annualized

FINANCIAL HIGHLIGHTS

TAX-FREE MONEY FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS
                                                  ENDED
                                            NOVEMBER 30                    YEAR ENDED MAY 31
------------------------------------------------------------------------------------------------------
                                                   2000       2000     1999     1998     1997     1996
                                              UNAUDITED

PER SHARE DATA
Net Asset Value -- Beginning of Period         $   1.00   $   1.00 $   1.00 $   1.00 $   1.00 $   1.00
======================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                      0.02       0.03     0.03     0.03     0.03     0.03
======================================================================================================
Net Asset Value -- End of Period               $   1.00   $   1.00 $   1.00 $   1.00 $   1.00 $   1.00
======================================================================================================

TOTAL RETURN                                      1.75%(a)    2.86%    2.63%    3.03%    2.90%    3.08%

RATIOS
Net Assets -- End of Period ($000 Omitted)     $ 41,990    $ 40,396 $ 50,697 $ 54,801 $ 47,577 $ 51,649
Ratio of Expenses to Average Net Assets(b)(c)     0.43%(a)    0.87%    0.77%    0.76%    0.76%    0.77%
Ratio of Net Investment Income to
  Average Net Assets(b)                           1.73%(a)    2.82%    2.61%    3.01%    2.86%    3.03%

(a) Based on operations for the period shown and, accordingly, is not representative of a full year.

(b) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended November 30, 2000 and the years ended May 31, 2000, 1999, 1998, 1997 and 1996. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 0.58%, 1.11%, 1.02%, 1.06%, 1.01% and 1.05%, respectively, and ratio of net investment income to average net assets would have been 1.58%, 2.58%, 2.36%, 2.71%, 2.61% and 2.75%, respectively.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY FUND -- INVESTOR CLASS
-----------------------------------------------------------------------------------------------------
(For a Fund Share Outstanding Throughout Each Period)


                                             SIX MONTHS
                                                  ENDED
                                            NOVEMBER 30                    YEAR ENDED MAY 31
------------------------------------------------------------------------------------------------------
                                                   2000       2000     1999     1998     1997     1996
                                              UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period         $   1.00   $   1.00 $   1.00 $   1.00 $   1.00 $   1.00
======================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                      0.03       0.05     0.04     0.05     0.04     0.05
======================================================================================================
Net Asset Value -- End of Period               $   1.00   $   1.00 $   1.00 $   1.00 $   1.00 $   1.00
======================================================================================================

TOTAL RETURN                                      2.87%(a)   4.74%    4.36%    4.74%    4.57%    4.90%

RATIOS
Net Assets -- End of Period ($000 Omitted)     $ 84,558   $ 86,060 $ 91,509 $ 73,918 $ 66,451 $ 79,392
Ratio of Expenses to Average Net Assets(b)(c)     0.43%(a)   0.86%    0.86%    0.87%    0.86%    0.87%
Ratio of Net Investment Income to Average
  Net Assets(b)                                   2.83%(a)   4.63%    4.28%    4.72%    4.51%    4.78%


(a) Based on operations for the period shown and, accordingly, is not representative of a full year.

(b) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended November 30, 2000 and the years ended May 31, 2000, 1999, 1998, 1997 and 1996. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 0.60%, 1.16%, 1.08%, 1.12%, 1.06% and 1.05%, respectively, and ratio of net investment income to average net assets would have been 2.66%, 4.33%, 4.06%, 4.47%, 4.31% and 4.59%, respectively.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

We're easy to stay in touch with:

Investor Services: 1-800-525-8085
Personal Account Line: 1-800-424-8085
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.



SMF 9073 1/01